Acquisition of Constellium-Bowling Green (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Preliminary Goodwill Arising as a Result of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

The following table reflects the goodwill arising as a result of the preliminary allocation of purchase price to the Bowling Green assets acquired and liabilities assumed as of January 10, 2019:

Estimated Fair
(in millions of Euros)	Value
Cash and cash equivalents	4
Trade receivables and other	49
Inventories	74
Property, plant and equipment	165
Deferred tax assets	1
Trade payables and other	(43)
Borrowings	(75)

Net asset acquired at fair value	175

Preliminary Goodwill	22

Total Consideration	197